RIGHT-OF-USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Leases [Abstract]
Schedule of lease amounts recognised in the balance sheet and income statement
The balance sheet shows the following amounts relating to lease:

Amounts in US$ ‘000	Buildings	Cars	Total
Carrying value at At cost	7,363	971	8,334
Carrying value at Accumulated depreciation	(1,262)	(368)	(1,630)
Carrying value at January 1, 2020	6,101	603	6,704
Investments	3,726	1,440	5,166
Divestments	(639)	(270)	(909)
Investments in a sublease	(415)	—	(415)
Depreciation charges	(1,681)	(346)	(2,027)
Depreciation of disinvestment	80	131	211
Currency translation - cost	839	149	988
Currency translation - accumulated depreciation	(240)	(51)	(291)
Movement 2020	1,670	1,053	2,723
At cost	10,874	2,290	13,164
Accumulated depreciation	(3,103)	(634)	(3,737)
Carrying value at December 31, 2020	7,771	1,656	9,427
Investments	13,802	401	14,203
Divestments	(51)	(165)	(216)
Investment in a sublease	—	—	—
Depreciation charges	(2,112)	(669)	(2,781)
Depreciation of disinvestment	30	81	111
Other movement - cost	(478)	(79)	(557)
Other movement - accumulated depreciation	644	57	701
Currency translation - cost	(1,148)	(67)	(1,215)
Currency translation - accumulated depreciation	245	25	270
Movement 2021	10,932	(416)	10,516
At cost	22,999	2,380	25,379
Accumulated depreciation	(4,296)	(1,140)	(5,436)
Carrying value at December 31, 2021	18,703	1,240	19,943
Investments in buildings in 2021 primarily relate to new lease contracts for our operational facilities in the Netherlands.
The Company applies for the exemption of disclosing short term leases and low-value leases. The amounts recorded in the consolidated statement of income are immaterial to the financial statements.
The statement of income shows the following amounts relating to leases:

Amounts in US $ ‘000	2021	2020
Depreciation rights of use assets
Buildings	(2,112)	(1,681)
Cars	(669)	(346)
Total depreciation rights of use assets	(2,781)	(2,027)
Interest expense	(795)	(766)
Total expense right of use assets	(3,576)	(2,793)